Trade receivables (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Trade receivables
Trade receivables	¥ 710,123	¥ 270,530
Cost
Trade receivables
Trade receivables	738,004	274,166
Loss allowance
Trade receivables
Trade receivables	¥ 27,881	¥ 3,636